UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  100 West Road
          Suite 418
          Towson, MD 21204

Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Towson, MD                   10/10/06

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   44

Form 13F Information Table Value Total:  $284,179

                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

Form 13F Information Table
					Title				Value				Investment	Other			Voting Authority
Name of Issuer				of Class	CUSIP		(x$1000)	Shares	SH/PRN	Discretion	Managers	Sole	Shared	None
Home Depot				COM		437076102	23072		585742	SH	Sole		N/A		585742	0	0
Berkshire Hathaway - Class B		COM		84670207	21724		5964	SH	Sole		N/A		5964	0	0
Canadian Natural Resources		COM		136385101	19365		263681	SH	Sole		N/A		263681	0	0
Microsoft				COM		594918104	16105		516851	SH	Sole		N/A		516851	0	0
Dell					COM		24702R101	16061		550417	SH	Sole		N/A		550417	0	0
United Parcel Service - Class B		COM		911312106	15692		209206	SH	Sole		N/A		209206	0	0
American International Group		COM		26874107	14984		217041	SH	Sole		N/A		217041	0	0
Wal-Mart Stores				COM		931142103	14098		293348	SH	Sole		N/A		293348	0	0
U S G Corporation			COM		903293405	13577		293868	SH	Sole		N/A		293868	0	0
Maxim Integrated Products		COM		57772K101	13437		388243	SH	Sole		N/A		388243	0	0
Barnes & Noble				COM		67774109	8915		237935	SH	Sole		N/A		237935	0	0
Ebay					COM		278642103	8757		261157	SH	Sole		N/A		261157	0	0
Corporate Executive Board Co.		COM		21988R102	8029		120930	SH	Sole		N/A		120930	0	0
Coca Cola				COM		191216100	7785		146299	SH	Sole		N/A		146299	0	0
Tyco International			COM		902124106	7758		156846	SH	Sole		N/A		156846	0	0
Western Union				COM		959802109	7734		374157	SH	Sole		N/A		374157	0	0
Pfizer					COM		717081103	7615		305842	SH	Sole		N/A		305842	0	0
Accenture				COM		G1150G111	7325		169138	SH	Sole		N/A		169138	0	0
Administaff				COM		7094105		7285		206384	SH	Sole		N/A		206384	0	0
Covidien				COM		G2552X108	6646		156846	SH	Sole		N/A		156846	0	0
Anheuser Busch				COM		35229103	6459		130149	SH	Sole		N/A		130149	0	0
Mc Donalds				COM		580135101	6421		123261	SH	Sole		N/A		123261	0	0
Tyco Electronics			COM		G9144P105	5965		156846	SH	Sole		N/A		156846	0	0
Bank of America				COM		60505104	5721		118427	SH	Sole		N/A		118427	0	0
Auto Data Processing			COM		53015103	5507		114857	SH	Sole		N/A		114857	0	0
iShares EAFE Index			COM		464287465	1534		18614	SH	Sole		N/A		18614	0	0
Chevron					COM		166764100	1182		12830	SH	Sole		N/A		12830	0	0
General Electric			COM		369604103	842		20996	SH	Sole		N/A		20996	0	0
Johnson & Johnson			COM		478160104	611		9890	SH	Sole		N/A		9890	0	0
Walgreen				COM		931422109	484		10639	SH	Sole		N/A		10639	0	0
B P Prudhoe Bay Royalty Trust		COM		55630107	461		6100	SH	Sole		N/A		6100	0	0
Altria Group				COM		02209S103	443		6350	SH	Sole		N/A		6350	0	0
First Data				COM		319963104	418		12932	SH	Sole		N/A		12932	0	0
Exxon Mobil				COM		30231G102	405		4410	SH	Sole		N/A		4410	0	0
Berkshire Hathaway - Class A		COM		84670108	331		3	SH	Sole		N/A		3	0	0
Intel					COM		458140100	326		13281	SH	Sole		N/A		13281	0	0
Sysco					COM		871829107	323		10105	SH	Sole		N/A		10105	0	0
AT&T					COM		1957505		294		7539	SH	Sole		N/A		7539	0	0
Citigroup				COM		172967101	285		5614	SH	Sole		N/A		5614	0	0
Sedona					COM		815677109	35		139200	SH	Sole		N/A		139200	0	0
Valence Technolgy			COM		918914102	39		33600	SH	Sole		N/A		33600	0	0
NeoMedia Technologies			COM		640505103	0		15000	SH	Sole		N/A		15000	0	0
InLand Western Retail Real Estate T	COM		45750W106	105		10500	SH	Sole		N/A		10500	0	0
The Female Health Company		COM		314462102	22		10000	SH	Sole		N/A		10000	0	0